Equity (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 07, 2023 USD ($) $ / shares shares	Feb. 10, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2021	Nov. 21, 2019 $ / shares shares
Equity [Line Items]
Restricted shares share					57,479,528	44,832,843	44,799,794
Restricted exercise shares options			2,662	1,421
Restricted share vested			12,444	31,628
Ordinary shares par value (in Dollars per share) | ₪ / shares					₪ 1	₪ 1
Gross proceeds (in Dollars) | $		$ 25,000
Outstanding shares, percentage		21.00%
Total gross proceeds (in Dollars) | $	$ 60,000
FIMI Funds [Member]
Equity [Line Items]
Ordinary shares acquired (in Shares) | shares								5,240,956
Ordinary shares par value (in Dollars per share) | $ / shares								$ 6
Outstanding shares percentage								13.00%
Issued aggregate ordinary shares (in Shares) | shares	12,631,579
Ordinary share price (in Dollars per share) | $ / shares	$ 4.75
FIMI beneficially owns percentage	38.00%
Restricted share units [member]
Equity [Line Items]
Restricted shares share					42,175	8,325
Restricted exercise shares options			2,662	1,408
Restricted share vested			12,444	31,608
Share options [member]
Equity [Line Items]
Total consideration exercised (in Dollars) | $			$ 4	$ 9
Private Placements [Member]
Equity [Line Items]
Ordinary shares acquired (in Shares) | shares		4,166,667
Ordinary shares par value (in Dollars per share) | $ / shares		$ 6